Cash Flow (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flow from operating activities
Net Income Loss	$ 21,584	$ 3,563
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities, net of acquisitions:
Other Depreciation And Amortization	7,895	8,366
Restricted Stock Expense	1,729	47
Amortization Of Financing Costs And Discounts	1,145	743
Gains Losses On Extinguishment Of Debt	(603)
Paid In Kind Interest	136	5,901
Deferred Income Taxes And Tax Credits	349	(86)
Gain Loss On Sale Of Property Plant Equipment	(44)	(15)
Asset Impairment Charges	700	1,582
Increase DecreaseIn Fair Value Of Unhedged Derivative Instruments	(2,383)	(315)
Other Non cash Income Expense	1,603	725
Cash Provided By Used In Operating Activities Discontinued Operations	(11,063)	65
Increase Decrease In Other Operating Assets And Liabilities Net Abstract
Increase Decrease In Accounts Receivable And Other Operating Assets	(37,460)	(26,713)
Increase Decrease In Inventories And Other Operating Assets	(12,065)	(2,678)
Increase Decrease In Other Current Assets	(161)	800
Increase Decrease In Accrued Interest Receivable Net		768
Increase Decrease In Other Current Liabilities	4,038	17,771
Increase Decrease In Other Non current Assets And Liabilities Net	(1,040)	(575)
Net cash provided by (used in) operating activities	(25,640)	9,949
Cash flows from investing activities
Payments To Acquire Assets Investing Activities	5,723	5,176
Payments For Proceeds From Derivative Instrument Investing Activities	1,603	725
Payments To Acquire Businesses Gross	8,761
Proceeds From Sales Of Assets Investing Activities	74	398
Cash Provided By Used In Investing Activities Discontinued Operations	26,543	(214)
Net cash provided by (used in) investing activities	10,530	(5,717)
Cash flows from financing activities
Proceeds From Lines Of Credit	19,465	835
Accrued related party interest transferred to debt	1,297
Proceeds From Repayments Of Other Debt	746	(230)
Repayments of term loans	10,645	4,903
Payments Of Financing Costs	510	301
Increase Decrease In Book Overdrafts	3,832	1,600
Proceeds From Payments For Other Financing Activities	(55)	(98)
Net cash provided by (used in) financing activities	14,130	(3,097)
Cash And Cash Equivalents Period Increase Decrease	(980)	1,135
Effect Of Exchange Rate On Cash And Cash Equivalents	228	(289)
'Cash and cash equivalents at beginning of period	8,762	8,796
Cash and cash equivalents at end of period	8,010	9,642
Non-cash investing activities
Sale of property for mortgage note receivable		$ 630